Supplemental Cash Flow (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow [Abstract]
Schedule of Supplemental Cash Flow	The following table summarizes other operating activities adjustments for income statement items in operating activities:

	Year ended December 31,
Other operating activities	2025	2024
Adjustments for cash income statement items:
Reclamation expenditures (Note 15)	$(991)	$(1,188)
Adjustments for non-cash income statement items:
Unrealized foreign exchange losses (Note 20)	49	—
Loss on disposal of mineral properties, plant and equipment (Note 11)	239	—
Other operating	—	(394)
Bargain purchase gain	—	(14,181)
Change on debt modification	—	(1,513)
Change in estimate of reclamation costs at closed mines (Note 25)	232	477
	$(471)	$(16,799)
The following table summarizes the change in working capital in operating activities:

	Year ended December 31,
Change in working capital	2025	2024
Trade and other receivables	$—	$4,013
Inventories (Note 10)	474	4,119
Prepaids and other assets (Note 9)	(1,965)	1,291
Accounts payable and accrued liabilities (Note 12)	2,532	(2,036)
	$1,041	$7,387